INVESTMENT IN ASSOCIATES AND GAIN ON CHANGES IN EQUITY INTERESTS IN AN ASSOCIATE	6 Months Ended
Jun. 30, 2015
INVESTMENT IN ASSOCIATES AND GAIN ON CHANGES IN EQUITY INTERESTS IN AN ASSOCIATE
(7)	INVESTMENT IN ASSOCIATES AND GAIN ON CHANGES IN EQUITY INTERESTS IN AN ASSOCIATE

The Group’s equity interest in Solar Power Inc. (“SPI”) was diluted from approximately 24.88% as at December 31, 2014 to approximately 22.54% as at June 30, 2015 as a result of stock issuances by SPI to certain investors during the six-month period ended June 30, 2015. The Group accounted for the share issuance by SPI as if the Group had sold a proportionate share of its investment.

Accordingly, the Group recognized a gain of US$6,464 in “Gain on changes in equity interests in an associate” in the Group’s condensed consolidated statements of operations for the six-month period ended June 30, 2015.